Oil and Gas Property Disclosure: Schedule of Productive Wells (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Productive Wells
	2018 $	2017 $
Opening balance	63,970	78,387
Add: Acquisition costs	-	4,185
Less: depletion	(19,295)	(19,252)
Foreign exchange	(4,175)	650
	40,500	63,970